8-K Cover Page	Apr. 29, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 29, 2021
Entity Registrant Name	PBF LOGISTICS LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36446
Entity Tax Identification Number	35-2470286
Entity Address, Address Line One	One Sylvan Way, Second Floor
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	455-7500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Trading Symbol	PBFX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001582568
Amendment Flag	false